EXPLORATION AND EVALUATION PROPERTIES	12 Months Ended
Dec. 31, 2024
EXPLORATION AND EVALUATION PROPERTIES
EXPLORATION AND EVALUATION PROPERTIES

10.EXPLORATION AND EVALUATION PROPERTIES

Our exploration and evaluation properties consist of the South Carlin Complex in Nevada, United States, and the Cerro Quema Project in Panama.

	South Railroad	Cerro Quema	Monitor Gold	Total
At January 1, 2023	$160,000	$82,429	$314	$242,743
Impairments	—	(72,429)	—	(72,429)
Derecognition	—	—	(314)	(314)
At December 31, 2023	160,000	10,000	—	170,000
Acquisition of Contact Gold Corp. (note 12)	12,203	—	—	12,203
Farm out proceeds (note 12(a)(ii))	(210)	—	—	(210)
At December 31, 2024	$171,993	$10,000	—	$181,993